Accumulated Other Comprehensive Income (Loss) - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization of pension and postretirement benefit items:
Net income	$ 1,469	$ 600	$ 303
Amortization of Net Actuarial Gain [Member]
Amortization of pension and postretirement benefit items:
Salaries and employee benefits	1,998	824	423
Amortization of Prior Service (Cost) Credit [Member]
Amortization of pension and postretirement benefit items:
Salaries and employee benefits	(13)	(13)	(13)
Amortization of Pension and Postretirement Benefit Items [Member]
Amortization of pension and postretirement benefit items:
Income tax benefit	(516)	(211)	(107)
Net income	$ 1,469	$ 600	$ 303